Annual Fund Operating Expenses - Schroders US Autocallable Ladder Income ETF	Sep. 10, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2027
Schroders US Autocallable Ladder Income ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.09%)	[3]
Net Expenses (as a percentage of Assets)	0.65%

[1]	The Fund’s management fee is a “unitary” fee designed to pay the Fund’s expenses and to compensate Schroder Investment Management North America Inc., the Fund’s investment adviser (“SIMNA” or the “Adviser”), for the services the Adviser provides to the Fund. Out of the unitary management fee, the Adviser will pay all of the Fund’s expenses, except for the following: advisory fees, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, non-routine expenses, litigation expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and any recoupment by the Adviser permitted by the Adviser’s expense limitation agreement described in Footnote 3 below.
[2]	Other Expenses are based on estimated amounts for the current fiscal year. The Fund expects to enter into index-related swap transactions, under which the Fund will incur fees payable to its counterparties. Those fees are expected to reduce the index-based returns to the Fund under the swaps. Such fees are not reflected in the table above or in the example below. Actual expenses may be higher or lower and will change over time.
[3]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding any (i) class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), (ii) interest, (iii) taxes, (iv) brokerage commissions and other costs and expenses relating to the securities and other instruments that are purchased and sold by the Fund, (v) dividend and interest expenses on securities sold short, (vi) acquired fund fees and expenses, (vii) fees and expenses incurred in connection with tax reclaim recovery services, (viii) accrued deferred tax liability, (ix) other expenditures which are capitalized in accordance with generally accepted accounting principles, and (x) extraordinary or non-routine expenses not incurred in the ordinary course of said Fund’s business (including litigation expenses) (collectively, “excluded expenses”)) from exceeding 0.65% of the average daily net assets of the Fund until November 30, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. The agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon sixty (60) days’ prior written notice to the Trust, effective as of the close of business on November 30, 2027.